LEASE (Details Narrative)	9 Months Ended
Sep. 30, 2021 USD ($)
LEASE
Maturity term	12 years
Operating leases expiration date	2 years
Weighted average discount rate operating lease	5.00%
Operating lease payment	$ 26,992